LONG-TERM DEBT (Details) $ / shares in Units, shares in Millions				9 Months Ended				36 Months Ended
	Jun. 24, 2015 USD ($) $ / shares shares	Oct. 17, 2013 USD ($) $ / shares shares	Sep. 24, 2012 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2014 CNY (¥) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	May. 26, 2015 USD ($) $ / shares	Dec. 31, 2014 CNY (¥)	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Value of the Notes				$ 2,650,000,000				$ 2,650,000,000	¥ 16,842,340,000		¥ 8,065,980,000
Amount of notes tendered				4,195,944	¥ 26,667,740		¥ 110,815,452
Proceeds from issuance of convertible debt				1,299,389,515	8,258,400,000		¥ 3,069,000,000
Proceeds from sale of warrants				$ 82,353,200	¥ 523,404,000
Priceline Group
LONG-TERM DEBT
Period that lender may purchase shares in the open market (in months)				12 months	12 months
Maximum percentage of outstanding shares to be held by lender				15.00%				15.00%	15.00%
2020 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				$ 700,000,000				$ 700,000,000	¥ 4,448,920,000
Aggregate principle amount	$ 700,000,000
Interest rate (as a percent)	1.00%
Proceeds from issuance of convertible debt	$ 689,000,000
Debt issuance costs	11,300,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				100.00	100.00
Beneficial conversion feature	$ 0
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				100.00	100.00
2020 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate	0.0091942
Initial conversion price (in dollars per share) | $ / shares	$ 108.76
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 135.02
2020 Convertible Senior Notes | ADS | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares	6.4
2020 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants	$ 84,400,000
Exercise price of warrants sold (in dollars per share) | $ / shares	$ 135.02
Expected life of warrants	5 years
2020 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares	6.4
2025 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				$ 400,000,000				400,000,000	2,542,240,000
Aggregate principle amount	$ 400,000,000
Interest rate (as a percent)	1.99%
Proceeds from issuance of convertible debt	$ 393,000,000
Debt issuance costs	6,800,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				100.00	100.00
Beneficial conversion feature	$ 0
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				100.00	100.00
2025 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate	0.0935550
Initial conversion price (in dollars per share) | $ / shares	$ 106.89
Priceline Convertible Notes I
LONG-TERM DEBT
Value of the Notes | ¥									3,177,800,000		3,102,300,000
Aggregate principle amount												$ 500,000,000
Interest rate (as a percent)												1.00%
Priceline Convertible Notes II
LONG-TERM DEBT
Value of the Notes | ¥									1,588,900,000
Aggregate principle amount										$ 250,000,000
Interest rate (as a percent)										1.00%
Priceline Convertible Notes II | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares										$ 104.27
2017 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				$ 65,000,000				65,000,000	411,525,100		428,427,630
Aggregate principle amount			$ 180,000,000
Interest rate (as a percent)			0.50%
Proceeds from early termination of call option								11,600,000
Proceeds from issuance of convertible debt			$ 175,000,000
Debt issuance costs			$ 5,400,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				1.00	1.00
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				1.00	1.00
2017 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate			0.0517116	0.0517116	0.0517116	0.0517116	0.0517116
Initial conversion price (in dollars per share) | $ / shares			$ 19.34
Amount of notes tendered				$ 4,300,000		$ 18,000,000
Number of instruments | shares				0.2	0.2	0.9	0.9
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 26.37
2017 Convertible Senior Notes | ADS | Minimum
LONG-TERM DEBT
Percentage of cash incentive			1.50%
2017 Convertible Senior Notes | ADS | Maximum
LONG-TERM DEBT
Percentage of cash incentive			2.00%
2017 Convertible Senior Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares			9.3
2017 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants			$ 26,600,000
Exercise price of warrants sold (in dollars per share) | $ / shares			$ 26.37
Expected life of warrants			5 years
2017 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares			9.3
2018 Convertible Senior Notes
LONG-TERM DEBT
Value of the Notes				$ 800,000,000				$ 800,000,000	¥ 5,084,480,000		¥ 4,963,680,000
Aggregate principle amount		$ 800,000,000
Interest rate (as a percent)		1.25%
Proceeds from issuance of convertible debt		$ 780,000,000
Debt issuance costs		19,600,000
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option				1.00	1.00
Beneficial conversion feature		$ 0
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option				1.00	1.00
2018 Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate		0.0127568
Initial conversion price (in dollars per share) | $ / shares		$ 78.39
Increased initial conversion price, after effect of call option and warrants (in dollars per share) | $ / shares				$ 96.27
2018 Convertible Senior Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares		10.2
2018 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants		$ 77,200,000
Exercise price of warrants sold (in dollars per share) | $ / shares		$ 96.27
Expected life of warrants		5 years
2018 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares		10.2
Priceline Convertible Notes | Priceline Convertible Notes I | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares												$ 81.36